Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities	Any leases that have a term shorter than 12 months the Group has applied the exemption allowed by paragraph 5a in IFRS16 in respect of short – term leases.
Right-of-use assets	31 Dec 2025	31 Dec 2024
	$000	$000
At 1 January	171	283
Boston Office Lease	475	-
Rent Free Period Adjustment	25	-
Depreciation	(195)	(111)
Exchange differences	(3)	(1)
	473	171

Lease Liabilities	31 Dec 2025	31 Dec 2024
	$000	$000
At 1 January	106	247
Boston Office Lease	461	-
Rent Free Period Adjustment	35	-
Interest expense	20	6
Prepaid Lease Payment	15	-
Lease payments	(190)	(144)
Exchange differences	9	(3)
	456	106

Schedule of Consolidated Statement of Financial	Lease liabilities are presented in the consolidated statement of financial; position as follows:
	31 Dec 2025	31 Dec 2024
	$000	$000
Current	222	106
Non-current	234	-
	456	106

Schedule of Future Minimum Lease Payments

The lease liabilities are secured by the related underlying assets. Future minimum lease payments as of 31 December 2025 were as follows:

	Minimum lease payment due
	Within 1 year	1-2 years	2-5 years	Over 5 years	Total
Lease payments	242	175	78	-	495
Finance Charges	(20)	(17)	(2)	-	(39)
Net Present Values	222	158	76	-	456